Inventories, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventory written off	$ 4,422	$ 401
Inventory Valuation Reserve
Inventory [Line Items]
Provisions for obsolete inventories			$ 7,254